UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05202
BNY Mellon Investment Funds IV, Inc.
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
8/31
Date of reporting period:
2/28/25
The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.
BNY Mellon Floating Rate Income Fund
ITEM 1 - Reports to Stockholders
BNY Mellon Floating Rate Income Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2025
Class A – DFLAX
This semi-annual shareholder report contains important information about BNY Mellon Floating Rate Income Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	1.01%*
*	Annualized.
KEY FUND STATISTICS (AS OF 2/28/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$941	351	73.17%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 2/28/25 )
Sector Allocation (Based on Net Assets)

Consumer, Non-cyclical
17.9%
Technology
15.6%
Industrial
13.0%
Consumer, Cyclical
12.0%
Financial
11.4%
Investment Companies
11.0%
Communications
10.7%
Energy
4.4%
Basic Materials
3.7%
Utilities
3.1%
Asset Backed Securities
1.6%
Net Other Assets and Liabilities
-4.4%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
Allocation of Holdings (Based on Net Assets)

Floating Rate Loan Interests
88.5%
Investment Companies
11.0%
Corporate Bonds and Notes
4.0%
Collateralized Loan Obligations
1.6%
Forward Foreign Currency Exchange Contracts
0.1%
Net Other Assets and Liabilities
-5.2%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6240SA0225

BNY Mellon Floating Rate Income Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2025
Class C – DFLCX
This semi-annual shareholder report contains important information about BNY Mellon Floating Rate Income Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$89	1.77%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 2/28/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$941	351	73.17%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 2/28/25 )
Sector Allocation (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
Allocation of Holdings (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6241SA0225

BNY Mellon Floating Rate Income Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2025
Class I – DFLIX
This semi-annual shareholder report contains important information about BNY Mellon Floating Rate Income Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.76%*
*	Annualized.
KEY FUND STATISTICS (AS OF 2/28/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$941	351	73.17%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 2/28/25 )
Sector Allocation (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
Allocation of Holdings (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6242SA0225

BNY Mellon Floating Rate Income Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2025
Class Y – DFLYX
This semi-annual shareholder report contains important information about BNY Mellon Floating Rate Income Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$37	0.73%*
*	Annualized.
KEY FUND STATISTICS (AS OF 2/28/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$941	351	73.17%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 2/28/25 )
Sector Allocation (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
Allocation of Holdings (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0332SA0225
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon Floating Rate Income Fund
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
February 28, 2025

Class	Ticker
A	DFLAX
C	DFLCX
I	DFLIX
Y	DFLYX

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Floating Rate Income Fund
Statement of Investments
February 28, 2025 (Unaudited)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 5.6%
Aerospace & Defense — .1%
Goat Holdco LLC, Sr. Scd. Notes(b)		6.75	2/1/2032	1,364,000	1,364,409
Banks — .4%
Citigroup, Inc., Jr. Sub. Notes, Ser. X(c)		3.88	2/18/2026	1,500,000	1,467,990
Freedom Mortgage Corp., Sr. Unscd. Notes(b)		6.63	1/15/2027	500,000	499,669
Freedom Mortgage Corp., Sr. Unscd. Notes(b)		7.63	5/1/2026	1,500,000	1,503,845
					3,471,504
Building Materials — .3%
Cornerstone Building Brands, Inc., Sr. Scd. Notes(b)		9.50	8/15/2029	3,000,000	2,860,606
Chemicals — .2%
Rain Carbon, Inc., Sr. Scd. Notes(b),(d)		12.25	9/1/2029	1,430,000	1,518,483
Collateralized Loan Obligations Debt — 1.6%
Ares European XII DAC CLO, Ser. 12A, Cl. E, (3 Month EURIBOR +6.10%)(b),(e)	EUR	8.84	4/20/2032	1,450,000	1,511,631
Barings Ltd. CLO, Ser. 2018-1A, Cl. D, (3 Month TSFR +5.76%)(b),(e)		10.06	4/15/2031	2,900,000	2,874,541
Diameter Capital 3 Ltd. CLO, Ser. 2022-3A, Cl. DR, (3 Month TSFR +5.25%)(b),(e)		9.54	1/15/2038	1,400,000	1,443,665
KKR 23 Ltd. CLO, Ser. 23, Cl. E, (3 Month TSFR +6.26%)(b),(e)		10.55	10/20/2031	2,000,000	2,014,926
Neuberger Berman Loan Advisers 36 Ltd. CLO, Ser. 2020-36A, Cl. ER2, (3 Month TSFR +7.30%)(b),(e)		11.59	4/20/2033	500,000	503,473
Palmer Square Loan Funding Ltd. CLO, Ser. 2022-3A, Cl. DR, (3 Month TSFR +5.90%)(b),(e)		10.20	4/15/2031	800,000	805,117
Rockford Tower Ltd. CLO, Ser. 2022-2A, Cl. ER, (3 Month TSFR +8.12%)(b),(e)		12.41	10/20/2035	750,000	756,985
St. Pauls CLO, Ser. 11A, Cl. E, (3 Month EURIBOR +6.00%)(b),(e)	EUR	8.75	1/17/2032	1,000,000	1,050,302
Toro European 5 DAC CLO, Ser. 5A, Cl. F, (3 Month EURIBOR +5.75%)(b),(e)	EUR	8.54	10/15/2030	1,350,000	1,407,576
Trimaran Cavu Ltd. CLO, Ser. 2019-1A, Cl. ER, (3 Month TSFR +6.00%)(b),(e)		10.32	1/20/2037	2,840,000	2,853,013
					15,221,229
Diversified Financials — .5%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Gtd. Notes		5.25	5/15/2027	1,500,000	1,459,399
PennyMac Financial Services, Inc., Gtd. Notes(b)		5.38	10/15/2025	2,000,000	2,001,664
PHH Escrow Issuer LLC/PHH Corp., Sr. Unscd. Notes(b)		9.88	11/1/2029	1,500,000	1,457,306
					4,918,369
Energy — .1%
Noble Finance II LLC, Gtd. Notes(b)		8.00	4/15/2030	1,000,000	1,011,250
Food Products — .2%
Bellis Acquisition Co. PLC, Sr. Scd. Bonds(b)	GBP	8.13	5/14/2030	1,500,000	1,846,684
Health Care — .1%
Cheplapharm Arzneimittel GmbH, Sr. Scd. Notes(b)		5.50	1/15/2028	1,500,000	1,367,612
Industrial — .3%
GrafTech Finance, Inc., Scd. Notes(b)		4.63	12/23/2029	1,801,000	1,252,073
GrafTech Global Enterprises, Inc., Scd. Notes(b)		9.88	12/23/2029	196,000	161,700
Mangrove Luxco III Sarl, Sr. Scd. Bonds, (3 Month EURIBOR +5.00%)(b),(e)	EUR	7.79	7/15/2029	1,500,000	1,575,913
					2,989,686
Internet Software & Services — .2%
Arches Buyer, Inc., Sr. Unscd. Notes(b)		6.13	12/1/2028	2,000,000	1,823,337
Materials — .2%
Clydesdale Acquisition Holdings, Inc., Gtd. Notes(b)		8.75	4/15/2030	1,500,000	1,524,107
Metals & Mining — .2%
Samarco Mineracao SA, Sr. Unscd. Notes(b),(d),(f)		9.00	6/30/2031	1,580,280	1,564,569

Statement of Investments (Unaudited) (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 5.6% (continued)
Real Estate — .4%
Ladder Capital Finance Holdings LLP/Ladder Capital Finance Corp., Gtd. Notes(b)		7.00	7/15/2031	1,500,000	1,558,027
Rithm Capital Corp., Sr. Unscd. Notes(b)		8.00	4/1/2029	1,364,000	1,385,756
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, Sr. Scd. Notes(b)		10.50	2/15/2028	956,000	1,021,375
					3,965,158
Retailing — .1%
Carvana Co., Sr. Scd. Notes(b),(f)		9.00	6/1/2030	1,097,500	1,166,116
Technology Hardware & Equipment — .2%
Virtusa Corp., Sr. Unscd. Notes(b)		7.13	12/15/2028	1,500,000	1,480,771
Telecommunication Services — .2%
Frontier Communications Holdings LLC, Scd. Notes(b)		6.00	1/15/2030	2,000,000	2,008,963
Transportation — .1%
SGL Group ApS, Sr. Scd. Bonds, (3 Month EURIBOR +4.25%)(e)	EUR	6.78	2/24/2031	1,135,000	1,181,737
Utilities — .2%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, Sr. Unscd. Notes(b)	EUR	5.63	2/15/2032	1,550,000	1,681,798
Total Bonds and Notes (cost $52,785,122)					52,966,388

Floating Rate Loan Interests — 88.5%
Advertising — 1.1%
CB Poly US Holdings, Inc., Initial Term Loan, (3 Month SOFR +5.50%)(e)	9.83	5/21/2029	2,450,429	2,395,809
Dotdash Meredith, Inc., Term Loan B-1, (1 Month SOFR +3.50%)(e)	7.81	12/1/2028	3,826,387	3,855,086
Neptune BidCo US, Inc., Term Loan B, (3 Month SOFR +5.10%)(e)	9.39	4/11/2029	4,162,461	3,711,895
				9,962,790
Aerospace & Defense — 1.6%
Kaman Corp., Delayed Draw Term Loan, (1 Month SOFR +2.75%)(e),(g)	2.75	1/30/2032	431,034	429,338
Kaman Corp., Initial Term Loan, (1 Month SOFR +2.75%)(e)	2.75	1/30/2032	4,568,966	4,550,987
Propulsion (BC) Newco Ltd., Amendment No. 4 Replacement Term Loan, (3 Month SOFR +3.25%)(e)	7.58	9/14/2029	2,659,205	2,675,825
Spirit Aerosystems, Inc., Initial Term Loan, (3 Month SOFR +4.50%)(e)	8.79	1/15/2027	2,578,747	2,594,607
TransDigm, Inc., Tranche Term Loan J, (3 Month SOFR +2.50%)(e)	6.83	2/28/2031	4,470,508	4,476,096
				14,726,853
Airlines — 1.0%
AAdvantage Loyalty LP, Initial Term Loan, (3 Month SOFR +5.01%)(e)	9.30	4/20/2028	4,833,901	4,941,456
JetBlue Airways Corp., Initial Term Loan, (1-3 Month SOFR +4.75%)(e)	9.10	8/27/2029	4,153,098	4,169,045
				9,110,501
Automobiles & Components — 2.1%
Clarios Global LP, Amendment No. 6 Dollar Term Loan, (1 Month SOFR +2.75%)(e)	7.07	1/28/2032	2,147,000	2,146,109
First Brands Group LLC, 2022 Incremental Term Loan, (3 Month SOFR +5.26%)(e)	9.55	3/30/2027	7,029,956	6,761,061
IXS Holdings, Inc., Initial Term Loan, (3 Month SOFR +4.35%)(e)	8.68	3/5/2027	2,531,689	2,530,271
Power Stop LLC, Initial Term Loan, (1 Month SOFR +4.75%)(e)	9.17	1/26/2029	2,011,521	1,879,526
Realtruck Goup, Inc., Initial Term Loan, (1 Month SOFR +3.61%)(e)	7.94	1/31/2028	3,069,875	2,970,641
Realtruck Goup, Inc., Second Amendment Incremental Term Loan, (1 Month SOFR +5.11%)(e)	9.44	1/31/2028	3,345,550	3,310,003
				19,597,611
Banks — .4%
Ascensus Group Holdings, Inc., 2024 Term Loan B, (1 Month SOFR +3.00%)(e)	7.32	8/2/2028	1,000,000	998,875

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Floating Rate Loan Interests — 88.5% (continued)
Banks — 0.4%(continued)
Chrysaor BidCo Sarl, Facility USD Term Loan B, (3 Month SOFR +3.50%)(e)		7.79	10/30/2031	2,281,287	2,303,153
Chrysaor BidCo Sarl, USD Delayed Draw Term Loan, (1 Month SOFR +3.50%)(e),(g)		4.00	10/30/2031	168,713	170,330
					3,472,358
Beverage Products — .5%
Primo Brands Corp., 2025 Refinancing Term Loan, (1 Month SOFR +2.25%)(e)		6.56	3/31/2028	4,343,248	4,353,693
Building Materials — 1.7%
Cornerstone Building Brands, Inc., New Term Loan B, (1 Month SOFR +3.25%)(e)		7.66	4/12/2028	716,791	666,422
Cornerstone Building Brands, Inc., Term Loan, (1 Month SOFR +5.63%)(e)		9.94	8/1/2028	2,064,647	2,036,909
Emrld Borrower LP, Second Amendment Incremental Term Loan, (3 Month SOFR +2.50%)(e)		6.83	8/4/2031	4,987,500	4,982,163
Oscar Acquisition Co. LLC, Term Loan B, (6 Month SOFR +4.25%)(e)		8.50	4/30/2029	2,513,147	2,501,838
Quikrete Holdings, Inc., Tranche Term Loan B-3, (1 Month SOFR +2.25%)(e)		6.56	2/10/2032	2,500,000	2,498,838
Tamko Building Products, LLC, 2024 Specified Refinancing Term Loan, (3 Month SOFR +2.75%)(e)		7.08	9/20/2030	3,414,288	3,427,091
					16,113,261
Chemicals — 3.0%
A-AP Buyer, Inc., Term Loan B, (1 Month SOFR +3.25%)(e)		7.57	9/9/2031	1,924,000	1,931,215
Bakelite US Holdco, Inc., Initial Term Loan, (3 Month SOFR +3.75%)(e)		8.09	12/23/2031	3,366,000	3,349,170
Fortis, Inc., Term Loan B, (1 Month SOFR +3.50%)(e)		3.50	2/6/2032	2,711,000	2,716,937
Hexion Holdings Corp., 2024 Refinancing Term Loan, (1 Month SOFR +4.00%)(e)		8.32	3/15/2029	3,838,176	3,821,384
Natgasoline LLC, Initial Term Loan, (3 Month SOFR +3.76%)(e)		8.05	11/14/2025	3,672,324	3,663,143
Nouryon Finance BV, 2024 Euro Term Loan, (3 Month EURIBOR +3.50%)(e)	EUR	6.20	4/3/2028	2,000,000	2,089,762
Nouryon Finance BV, 2024 November Dollar Term Loan B-1, (3 Month SOFR +3.25%)(e)		7.55	4/3/2028	1,029,173	1,035,929
Olympus Water US Holding Corp., Euro Term Loan B-5, (3 Month EURIBOR +3.75%)(e)	EUR	6.43	6/23/2031	2,000,000	2,094,929
The Chemours Co., Euro Tranche Term Loan B-3, (3 Month EURIBOR +3.25%)(e)	EUR	5.98	8/18/2028	1,500,000	1,569,150
USALCO LLC, Delayed Draw Commitment Term Loan, (3 Month SOFR +4.00%)(e),(g)		8.33	9/30/2031	287,408	288,845
USALCO LLC, Initial Term Loan, (1 Month SOFR +4.00%)(e)		8.32	9/30/2031	2,789,548	2,803,495
WR Grace Holdings LLC, Initial Term Loan, (3 Month SOFR +3.25%)(e)		7.58	9/22/2028	3,006,259	3,010,018
					28,373,977
Commercial & Professional Services — 8.1%
Adtalem Global Education, Inc., 2024 Second Repricing Term Loan, (1 Month SOFR +2.75%)(e)		7.07	8/14/2028	2,163,911	2,170,673
Aggreko Holdings, Inc., 2025 Amended USD Term Loan, (3 Month SOFR +3.00%)(e)		7.29	8/2/2029	3,250,147	3,261,312
American Auto Auction Group LLC, Tranche Term Loan B, (1 Month SOFR +4.50%)(e)		8.82	12/30/2027	2,711,785	2,733,249
Avis Budget Car Rental LLC, New Tranche Term Loan B, (1 Month SOFR +1.75%)(e)		6.18	8/6/2027	3,386,000	3,362,027
Belron Finance 2019 LLC, 2031 Dollar Incremental Term Loan, (3 Month SOFR +2.75%)(e)		7.05	10/16/2031	1,898,242	1,905,665
Camelot US Acquisition I Co., Term Loan B-1, (1 Month SOFR +2.75%)(e)		7.07	1/31/2031	2,437,023	2,407,779
Catawba Nation Gaming Authority, Term Loan B, (1 Month SOFR +4.75%)(e)		4.75	12/16/2031	2,986,000	3,015,860
CHG Healthcare Services, Inc., Amendment No. 5 Refinancing Term Loan, (3 Month SOFR +3.00%)(e)		7.31	9/29/2028	2,930,037	2,934,168
Conservice Midco LLC, Tenth Amendment Refinancing Term Loan, (1 Month SOFR +3.00%)(e)		7.32	5/13/2030	3,250,000	3,258,125
Divisions Holding Corp., Term Loan B, (1 Month SOFR +4.86%)(e)		9.19	5/30/2028	2,916,014	2,934,239
Ensemble RCM LLC, Term Loan B, (3 Month SOFR +3.00%)(e)		7.29	8/1/2029	2,378,680	2,390,145

Statement of Investments (Unaudited) (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Floating Rate Loan Interests — 88.5% (continued)
Commercial & Professional Services — 8.1%(continued)
Envalior Finance GmbH, Facility USD Term Loan B-1, (3 Month SOFR +5.50%)(e)		9.79	4/3/2030	992,519	955,121
Fugue Finance LLC, Eleventh Amendment Dollar Term Loan, (3 Month SOFR +3.25%)(e)		7.50	1/9/2032	3,000,000	3,023,445
Holding Socotec, Term Loan, (3 Month SOFR +3.75%)(e)		3.75	6/2/2028	1,653,000	1,665,406
Jupiter Buyer, Inc., Initial Delayed Draw Term Loan, (1 Month SOFR +4.75%)(e),(g)		4.75	11/3/2031	318,122	319,646
Jupiter Buyer, Inc., Initial Term Loan, (1 Month SOFR +4.75%)(e)		9.06	11/3/2031	2,757,057	2,770,263
Kingpin Intermediate Holdings, Amendment No. 8 Term Loan, (1 Month SOFR +3.50%)(e)		7.82	2/8/2028	2,464,994	2,463,465
KUEHG Corp., Term Loan, (2 Month SOFR +3.25%)(e)		7.54	6/12/2030	1,953,105	1,962,871
Lernen Bidco Ltd., Facility Euro Term Loan B2, (3 Month EURIBOR +4.00%)(e)	EUR	6.78	4/3/2029	1,500,000	1,571,134
Lernen US Finco LLC, Facility Term Loan B2, (7 Month SOFR +4.00%)(e)		8.41	10/1/2031	997,500	1,006,856
OMNIA Partners LLC, Amendment No. 3 Term Loan, (3 Month SOFR +2.75%)(e)		7.05	7/25/2030	4,276,469	4,278,565
Prometric Holdings, Inc., Term Loan B, (1 Month SOFR +4.86%)(e)		9.19	1/31/2028	3,852,621	3,893,073
Raven Acquisition Holdings LLC, 2024 Delayed Draw Term Commitment Loan, (1 Month SOFR +3.25%)(e),(g)		3.25	11/20/2031	340,333	339,209
Raven Acquisition Holdings LLC, Initial Term Loan, (1 Month SOFR +3.25%)(e)		7.57	11/20/2031	4,760,667	4,744,933
Spring Education Group, Inc., Initial Term Loan, (3 Month SOFR +4.00%)(e)		8.33	10/4/2030	2,798,670	2,823,662
TMF Sapphire Bidco BV, Euro Term Loan B-5, (3 Month EURIBOR +3.25%)(e)	EUR	3.25	5/3/2028	2,000,000	2,090,499
TMF Sapphire Bidco BV, Term Loan B-4, (2 Month SOFR +2.75%)(e)		7.05	5/3/2028	500,000	503,332
Vaco Holdings LLC, Initial Term Loan, (3 Month SOFR +5.15%)(e)		9.48	1/22/2029	4,982,936	4,581,809
VDK Group BV, Delayed Draw Term Loan, (3 Month EURIBOR +3.50%)(e),(g)	EUR	3.50	1/19/2032	196,850	205,799
VDK Group BV, Term Loan B, (3 Month EURIBOR +3.50%)(e)	EUR	3.50	1/19/2032	803,150	839,658
Veritiv Operating Co., Initial Term Loan, (3 Month SOFR +4.50%)(e)		8.83	11/29/2030	2,427,800	2,433,736
Wand NewCo 3, Inc., Tranche Term Loan B-2, (1 Month SOFR +2.75%)(e)		7.07	1/30/2031	3,425,351	3,419,922
					76,265,646
Consumer Discretionary — 4.3%
AI Aqua Merger Sub, Inc., 2025 Refinancing Term Loan B, (1 Month SOFR +3.00%)(e)		7.31	7/31/2028	3,707,525	3,699,332
Ballys Corp., Facility Term Loan B, (3 Month SOFR +3.51%)(e)		7.80	10/2/2028	1,005,755	945,726
CE Intermediate I LLC, Term Loan B, (1 Month SOFR +3.00%)(e)		3.00	2/6/2032	2,523,054	2,530,952
Crown Finance US, Inc., Initial Term Loan, (1 Month SOFR +5.25%)(e)		9.56	12/2/2031	2,750,000	2,746,741
Dealer Tire Financial LLC, Term Loan B-5, (1 Month SOFR +3.00%)(e)		7.31	7/2/2031	44	44
ECL Entertainment LLC, Term Loan B, (1 Month SOFR +3.50%)(e)		7.82	8/30/2030	2,336,460	2,354,357
Entain PLC, Facility Euro Term Loan B-4, (3 Month EURIBOR +3.25%)(e)	EUR	5.93	6/30/2028	2,500,000	2,607,561
Entain PLC, Facility Term Loan B-3, (3 Month SOFR +2.75%)(e)		7.08	10/31/2029	1,487,500	1,491,568
Fitness International LLC, Term Loan B, (1 Month SOFR +5.25%)(e)		9.57	2/12/2029	2,349,692	2,382,740
J&J Ventures Gaming LLC, 2025 Term Loan, (1 Month SOFR +3.50%)(e)		7.82	4/26/2030	1,978,654	1,973,707
Jack Ohio Finance LLC, 2025 Term Loan, (1 Month SOFR +4.00%)(e)		8.32	1/30/2032	2,123,000	2,132,554
Motel One GmbH, Facility Term Loan B , (3 Month EURIBOR +4.50%)(e)	EUR	7.18	3/28/2031	2,000,000	2,096,598
Recess Holdings, Inc., Amendment No. 5 Term Loan, (3 Month SOFR +3.75%)(e)		8.05	2/20/2030	3,845,480	3,873,514
Tecta America Corp., Term Loan B, (1 Month SOFR +3.00%)(e)		3.00	2/12/2032	6,310,000	6,319,875
Umami Bidco Sarl, Term Loan B, (3 Month EURIBOR +3.75%)(e)	EUR	6.61	12/11/2031	1,500,000	1,570,177
Windsor Holdings III LLC, 2024 September Dollar Refinancing Facility Term Loan B, (1 Month SOFR +3.50%)(e)		7.82	8/1/2030	3,823,873	3,822,688
					40,548,134
Consumer Durables & Apparel — .6%
S&S Holdings LLC, First Lien Initial Term Loan, (1 Month SOFR +5.10%)(e)		9.42	3/13/2028	3,883,917	3,885,548
S&S Holdings LLC, Second Lien Initial Term Loan, (1 Month SOFR +8.85%)(e)		13.17	3/12/2029	2,030,000	1,975,444
					5,860,992

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Floating Rate Loan Interests — 88.5% (continued)
Consumer Staples — .6%
Hunter Douglas, Inc., Tranche Term Loan B-1, (2 Month SOFR +3.25%)(e),(h)		7.55	1/19/2032	5,746,472	5,720,612
Diversified Financials — 4.1%
Apex Group Treasury Ltd., Term Loan B, (3 Month SOFR +3.50%)(e)		3.50	2/20/2032	2,513,667	2,528,598
Blackhawk Network Holdings, Inc., Term Loan B, (1 Month SOFR +4.00%)(e)		8.32	3/12/2029	4,302,786	4,330,840
Edelman Financial Center LLC, 2024 Refinancing Term Loan, (1 Month SOFR +5.25%)(e)		9.57	10/6/2028	2,083,000	2,100,362
Edelman Financial Engines Center LLC, 2024-2 Refinancing Term Loan, (1 Month SOFR +3.00%)(e)		7.32	4/7/2028	1,502,159	1,506,771
FNZ USA FinCo LLC, USD Initial Term Loan, (3 Month SOFR +5.00%)(e)		9.29	11/5/2031	2,741,000	2,633,087
GIH Borrower LLC, Term Loan B, (3 Month SOFR +2.50%)(e)		6.83	11/26/2031	2,000,000	2,002,710
Hudson River Trading LLC, Term Loan B-1, (1 Month SOFR +3.00%)(e)		7.31	3/18/2030	3,793,394	3,796,562
Jane Street Group LLC, Extended Term Loan, (3 Month SOFR +2.00%)(e)		6.31	12/15/2031	3,427,520	3,390,126
Mermaid Bidco, Inc., Euro Facility Term Loan B, (3 Month EURIBOR +3.75%)(e)	EUR	6.31	7/2/2031	1,500,000	1,567,703
Mermaid Bidco, Inc., Facility USD Term Loan B, (3 Month SOFR +3.25%)(e)		7.55	7/2/2031	498,747	502,188
Nexus Buyer LLC, Amendment No. 9 Refinancing Term Loan, (1-2 Month SOFR +3.50%)(e)		7.82	7/31/2031	4,749,356	4,756,099
Osaic Holdings, Inc., Term Loan B-4, (1 Month SOFR +3.50%)(e)		7.82	8/16/2028	2,844,723	2,847,710
Pretzel Parent, Inc., Initial Term Loan, (1 Month SOFR +4.50%)(e)		8.82	10/1/2031	1,923,000	1,944,634
Russell Investments US Institutional Holdco, Inc., 2027 PIK Term Loan, (3 Month SOFR +5.00%)(e),(f)		9.29	6/1/2027	2,949,010	2,853,167
VFH Parent LLC, Term Loan B-2, (1 Month SOFR +2.50%)(e)		6.82	6/20/2031	2,000,000	2,009,000
					38,769,557
Electronic Components — .3%
Roper Industrial Products Investment Co., Dollar Tranche Term Loan D, (3 Month SOFR +2.75%)(e)		7.08	11/23/2029	1,180,052	1,180,571
Roper Industrial Products Investment Co., Euro Tranche Term Loan D, (3 Month EURIBOR +3.50%)(e)	EUR	6.18	11/22/2029	2,000,000	2,094,575
					3,275,146
Energy — 4.2%
CPV Fairview LLC, Advance Term Loan B, (1 Month SOFR +3.00%)(e)		7.32	8/14/2031	1,468,460	1,474,429
CPV Shore Holdings LLC, Advance Term Loan B, (3 Month SOFR +3.75%)(e)		8.53	12/29/2025	2,620,000	2,611,406
Freeport LNG Investments LLP, 2025 Term Loan B, (3 Month SOFR +3.25%)(e),(h)		7.54	12/21/2028	3,345,073	3,349,255
Freeport LNG Investments LLP, Term Loan A, (3 Month SOFR +3.26%)(e)		7.55	11/16/2026	1,710,426	1,709,716
Liquid Tech Solutions Holdings LLC, Term Loan B, (3 Month SOFR +3.75%)(e)		8.10	6/18/2029	3,000,000	3,015,000
MRC Global US, Inc., Term Loan B, (6 Month SOFR +3.50%)(e)		7.93	10/29/2031	2,500,000	2,512,500
New Fortress Energy, Inc., Initial Term Loan, (3 Month SOFR +5.00%)(e)		9.29	10/30/2028	2,670,000	2,527,409
NGL Energy Operating LLC, Term Loan, (1 Month SOFR +3.75%)(e)		8.07	2/3/2031	2,266,870	2,266,258
NGP XI Midstream Holdings LLC, Term Loan B-2, (3 Month SOFR +3.50%)(e)		7.83	7/25/2031	3,184,000	3,203,900
Oregon Clean Energy LLC, Facility Term Loan B, (1 Month SOFR +3.50%)(e)		7.79	7/12/2030	1,520,269	1,534,521
Oryx Midstream Services LLC, Term Loan B, (1 Month SOFR +2.25%)(e)		6.57	10/5/2028	3,431,421	3,431,696
Traverse Midstream Partners LLC, Term Loan B, (1 Month SOFR +3.00%)(e)		7.29	2/16/2028	3,941,977	3,966,615
UGI Energy Services LLC, Refinancing Term Loan, (1 Month SOFR +2.50%)(e)		6.82	2/22/2030	1,963,518	1,970,272
WaterBridge Midstream Operating LLC, Term Loan B, (3 Month SOFR +4.75%)(e)		9.08	6/27/2029	3,211,587	3,206,111
WaterBridge NDB Operating LLC, Initial Term Loan, (2 Month SOFR +4.00%)(e)		8.31	5/10/2029	3,079,239	3,111,125
					39,890,213

Statement of Investments (Unaudited) (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Floating Rate Loan Interests — 88.5% (continued)
Environmental Control — .4%
Geosyntec Consultants, Inc., Initial Term Loan, (1 Month SOFR +3.75%)(e)		8.07	7/31/2031	1,627,000	1,631,067
WIN Waste Innovations Holdings, Inc., Incremental Term Loan, (3 Month SOFR +3.75%)(e)		3.75	3/27/2028	2,055,000	2,055,000
					3,686,067
Financials — .3%
Jump Financial LLC, 2025 Term Loan B, (1 Month SOFR +4.25%)(e)		8.57	2/20/2032	3,074,776	3,101,680
Food Products — 2.0%
Biscuit Holding SASU, Facility Term Loan B, (6 Month EURIBOR +4.00%)(e)	EUR	7.16	2/15/2027	1,500,000	1,542,962
Chobani LLC, First Lien Term Loan B, (1 Month SOFR +2.50%)(e)		6.82	10/25/2027	3,273,059	3,295,561
Fiesta Purchaser, Inc., 2024 Term Loan B, (1 Month SOFR +3.25%)(e),(h)		7.57	2/12/2031	3,022,482	3,024,764
Froneri Lux FinCo Sarl, Facility Term Loan B-3, (6 Month EURIBOR +2.50%)(e)	EUR	5.10	9/30/2031	2,000,000	2,082,999
Max US BidCo, Inc., Initial Term Loan, (3 Month SOFR +5.00%)(e)		9.31	10/2/2030	4,108,950	4,040,392
Monogram Food Solutions LLC, Initial Term Loan, (1 Month SOFR +4.11%)(e)		8.44	8/28/2028	2,474,000	2,439,983
Saratoga Food Specialties LLC, Term Loan 7, (2 Month SOFR +3.25%)(e)		7.64	3/7/2029	2,500,000	2,521,363
					18,948,024
Food Service — .6%
Golden State Foods LLC, Initial Term Loan, (1 Month SOFR +4.25%)(e)		8.56	12/4/2031	3,639,801	3,677,345
Pax Holdco Spain SL, 2025 Facility Term Loan B-3, (3 Month EURIBOR +4.00%)(e)	EUR	6.52	12/31/2029	1,500,000	1,562,833
					5,240,178
Health Care — 6.9%
ADMI Corp., Incremental Term Loan, (1 Month SOFR +3.49%)(e)		7.81	12/23/2027	2,875,000	2,848,406
Alvogen Pharma US, Inc., 2022 New Extended June Term Loan, (1 Month SOFR +8.60%)(e)		12.92	6/30/2025	1,458,563	1,312,707
Amneal Pharmaceuticals LLC, Term Loan, (1 Month SOFR +5.50%)(e)		9.82	5/4/2028	3,172,981	3,232,475
Auris Luxembourg III Sarl, Facility Term Loan B-6, (6 Month SOFR +3.75%)(e)		8.18	2/28/2029	2,387,577	2,398,775
Bella Holdings Co. LLC, Term Loan, (1 Month SOFR +3.25%)(e)		7.57	5/10/2028	2,884,262	2,890,867
Financiere Mendel SASU, Additional Facility Term Loan 2, (3 Month SOFR +2.75%)(e)		7.06	11/13/2030	2,481,250	2,485,381
Gainwell Acquisition Corp., Term Loan B, (3 Month SOFR +4.10%)(e)		8.43	10/1/2027	4,734,550	4,419,418
Global Medical Response, Inc., 2024 Extended Term Loan, (3 Month SOFR +5.50%)(e),(f)		9.79	10/2/2028	3,451,765	3,455,269
Inovie SASU, Senior Facility Term Loan B, (3 Month EURIBOR +4.00%)(e)	EUR	6.68	3/3/2028	1,500,000	1,517,848
LifePoint Health, Inc., Term Loan B, (3 Month SOFR +3.75%)(e)		8.05	5/19/2031	3,388,015	3,277,921
LifePoint Health, Inc., Term Loan B-2, (3 Month SOFR +3.50%)(e)		7.96	5/19/2031	2,175,800	2,105,097
Medline Borrower LP, Term Loan, (1 Month SOFR +2.25%)(e)		6.57	10/23/2028	3,000,000	3,007,905
Midwest Physician Administrative Services LLC, First Lien Term Loan, (3 Month SOFR +3.26%)(e)		7.59	3/13/2028	3,006,152	2,744,992
One Call Corp., First Lien Term Loan B, (3 Month SOFR +5.76%)(e)		10.06	4/22/2027	2,308,041	2,220,532
Onex TSG Intermediate Corp., Initial Term Loan, (3 Month SOFR +5.01%)(e)		9.30	2/28/2028	1,809,780	1,825,616
Radiology Partners, Inc., Term Loan C, (3 Month SOFR +3.76%)(e),(f)		8.09	1/31/2029	3,535,499	3,477,623
Resonetics LLC, 2024 Specified Refinancing Term Loan, (3 Month SOFR +3.25%)(e)		7.60	6/18/2031	3,028,662	3,030,752
Sharp Services LLC, Tranche Term Loan D, (3 Month SOFR +3.25%)(e)		7.58	12/29/2028	3,414,696	3,414,696
Sirona BidCo SASU, Facility Term Loan B, (3 Month EURIBOR +4.50%)(e)	EUR	7.36	12/18/2028	2,000,000	1,800,373
Surgery Center Holdings, Inc., 2024 Refinancing Term Loan, (1 Month SOFR +2.75%)(e)		7.07	12/19/2030	3,725,000	3,733,866
Team Health Holdings, Inc., Extended Term Loan, (3 Month SOFR +5.25%)(e)		9.54	3/2/2027	3,149,562	3,091,500
US Anesthesia Partners, Inc., Initial Term Loan, (1 Month SOFR +4.36%)(e)		8.67	10/2/2028	3,467,663	3,440,389
WCG Intermediate Corp., Term Loan B, (3 Month SOFR +3.00%)(e)		3.00	2/27/2032	3,506,000	3,489,013
					65,221,421

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Floating Rate Loan Interests — 88.5% (continued)
Industrial — 4.7%
Artera Services LLC, Tranche Term Loan C, (3 Month SOFR +4.50%)(e)		8.83	2/10/2031	2,695,265	2,663,259
CPM Holdings, Inc., Initial Term Loan, (1 Month SOFR +4.50%)(e)		8.81	9/28/2028	1,647,621	1,572,564
Dellner Couplers Group AB, Facility Term Loan B-3, (3 Month EURIBOR +5.50%)(e)	EUR	8.22	6/18/2029	1,500,000	1,563,805
DXP Enterprises, Inc., 2024 Incremental Term Loan, (1 Month SOFR +3.75%)(e)		8.07	10/7/2030	5,051,625	5,085,294
Emerald X, Inc., 2025 Term Loan, (1 Month SOFR +3.75%)(e)		8.07	1/30/2032	3,515,113	3,535,607
First Eagle Holdings Inc., Tranche Term Loan B-2, (3 Month SOFR +3.00%)(e)		7.33	3/5/2029	3,037,943	3,042,302
Husky Injection Molding Systems Ltd., Amendment No. 5 Refinancing Term Loan, (3 Month SOFR +4.50%)(e)		8.78	2/15/2029	2,376,878	2,390,034
Innio Group Holding GmbH, 2025 Amended Euro Facility Term Loan B, (3 Month EURIBOR +3.25%)(e)	EUR	6.01	11/6/2028	1,734,630	1,815,955
Madison Safety & Flow LLC, Initial Term Loan, (1 Month SOFR +3.25%)(e)		7.57	9/26/2031	3,321,035	3,330,715
Revere Power LLC, Term Loan B, (3 Month SOFR +4.40%)(e)		8.73	3/30/2026	459,466	460,137
Revere Power LLC, Term Loan C, (3 Month SOFR +4.40%)(e)		8.73	3/30/2026	40,534	40,593
Service Logic Acquisition, Inc., Term Loan B, (1 Month SOFR +3.00)(e)		3.75	10/29/2027	1,830,000	1,836,863
STS Operating, Inc., First Refinancing Term Loan, (1 Month SOFR +4.10%)(e)		8.42	3/25/2031	3,123,668	3,079,609
Swissport Stratosphere USA LLC, Facility Term Loan B-2, (3 Month SOFR +3.75%)(e)		8.04	3/31/2031	3,385,786	3,396,383
TK Elevator Midco GmbH, Repriced Euro Term Loan, (6 Month EURIBOR +3.63%)(e)	EUR	6.22	7/30/2027	1,500,000	1,563,027
Touchdown Acquirer, Inc., Term Loan B, (3 Month SOFR +2.75%)(e)		7.08	2/21/2031	3,117,188	3,114,756
TRC Cos. LLC, 2025 Refinancing Term Loan, (1 Month SOFR +3.50%)(e)		7.82	12/11/2028	2,570,028	2,570,027
Victory Buyer LLC, Initial Term Loan, (1 Month SOFR +3.86%)(e)		8.19	11/20/2028	3,181,851	3,095,671
					44,156,601
Information Technology — 11.4%
AI Silk UK Midco 2 Ltd., Facility Term Loan B, (6 Month EURIBOR +4.75%)(e)	EUR	8.10	3/24/2031	1,500,000	1,559,184
Applied Systems, Inc., Term Loan B-1, (1 Month SOFR +2.75%)(e)		7.08	2/23/2032	3,157,707	3,244,544
Ascend Learning LLC, Amendment No. 5 Term Loan, (1 Month SOFR +3.00%)(e)		7.32	12/11/2028	3,000,000	2,980,080
Ascend Learning LLC, Second Lien Initial Term Loan, (1 Month SOFR +5.85%)(e)		10.17	12/10/2029	2,014,794	2,017,313
AthenaHealth Group, Inc., Initial Term Loan, (1 Month SOFR +3.00%)(e)		7.32	2/15/2029	6,325,121	6,324,552
Cloud Software Group, Inc., Initial Dollar Facility Term Loan B, (3 Month SOFR +3.50%)(e)		7.83	3/29/2029	3,810,374	3,824,224
ConnectWise LLC, Initial Term Loan, (3 Month SOFR +3.76%)(e)		8.09	9/29/2028	4,700,749	4,712,501
Cotiviti, Inc., Initial Floating Rate Term Loan, (1 Month SOFR +2.75%)(e)		7.06	4/30/2031	2,390,562	2,371,139
Cotiviti, Inc., Term Loan, (1 Month SOFR +2.75%)(e)		2.75	2/17/2032	3,000,000	2,965,320
Ellucian Holdings, Inc., Term Loan B-1, (1 Month SOFR +3.00%)(e)		7.32	10/29/2029	2,811,712	2,812,471
EP Purchaser LLC, 2023 Incremental Term Loan, (3 Month SOFR +4.76%)(e)		9.09	11/6/2028	2,614,402	2,622,572
Epicor Software Corp., Term Loan F, (1 Month SOFR +2.75%)(e)		7.07	5/30/2031	1,995,000	2,003,678
Flash Charm, Inc., 2024 Term Loan B-2, (3 Month SOFR +3.50%)(e)		7.79	3/2/2028	3,786,924	3,582,052
Genesys Cloud Services Holdings II LLC, 2025 Dollar Term Loan, (1 Month SOFR +2.50%)(e)		6.82	1/30/2032	2,000,000	1,993,130
Genesys Cloud Services Holdings II LLC, 2025 Euro Term Loan, (3 Month EURIBOR +3.25%)(e)	EUR	5.87	1/30/2032	2,000,000	2,087,667
HS Purchaser LLC, First Lien 7th Amendment Refinancing Term Loan, (3 Month SOFR +4.10%)(e)		8.39	11/30/2026	4,246,613	3,884,780
Inmar, Inc., Initial Term Loan, (1-3 Month SOFR +5.00%)(e)		9.32	10/30/2031	3,346,262	3,359,513
Isolved, Inc., Term Loan B-2, (1 Month SOFR +3.25%)(e)		7.57	10/15/2030	2,711,561	2,735,708
Mitchell International, Inc., Initial Term Loan, (1 Month SOFR +3.25%)(e)		7.57	6/17/2031	1,586,932	1,578,156
MYOB US Borrower LLC, Initial US Term Loan, (1 Month SOFR +4.00%)(e)		4.00	5/8/2026	2,682,173	2,662,901
Oceankey US II Corp., Term Loan, (1 Month SOFR +2.50%)(e)		4.00	12/15/2028	2,711,000	2,712,125
Polaris Newco LLC, First Lien Dollar Term Loan, (3 Month SOFR +4.26%)(e)		8.55	6/5/2028	1,997,423	1,994,307

Statement of Investments (Unaudited) (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Floating Rate Loan Interests — 88.5% (continued)
Information Technology — 11.4%(continued)
Polaris Newco LLC, First Lien Euro Term Loan, (1 Month EURIBOR +4.00%)(e)	EUR	6.55	6/5/2028	4,979,421	5,112,483
Project Alpha Intermediate Holding, Inc., Covenant Lite Term Loan B, (1 Month SOFR +3.25%)(e)		3.75	10/28/2030	780,000	783,943
Project Alpha Intermediate Holding, Inc., First Lien Incremental Term Loan B, (3 Month SOFR +3.25%)(e)		7.58	10/28/2030	3,333,188	3,350,037
Project Alpha Intermediate Holding, Inc., Incremental 2nd Lien Term Loan, (1 Month SOFR +5.00%)(e)		5.50	11/22/2032	1,218,000	1,226,757
Project Boost Purchaser LLC, First Lien Initial Term Loan, (3 Month SOFR +3.00%)(e)		7.31	7/16/2031	4,268,964	4,269,818
Quartz Acquire Co. LLC, Term Loan B-2, (3 Month SOFR +2.25%)(e)		6.57	6/28/2030	2,645,762	2,645,762
Red Planet Borrower LLC, First Lien Initial Term Loan, (1 Month SOFR +3.60%)(e)		7.92	9/29/2028	2,513,000	2,480,017
Rithum Holdings, Inc., First Lien Term Loan, (3 Month SOFR +4.15%)(e)		8.46	12/2/2027	3,531,946	3,461,307
SolarWinds Holdings, Inc., 2024 Refinancing Term Loan B, (1 Month SOFR +2.75%)(e)		7.07	2/5/2030	3,392,198	3,397,507
UKG, Inc., Term Loan B, (3 Month SOFR +3.00%)(e)		7.30	2/10/2031	6,204,494	6,211,101
VS Buyer LLC, 2024-1 Refinancing Term Loan, (1 Month SOFR +2.75%)(e)		7.07	4/14/2031	2,816,940	2,823,982
Waystar Technologies, Inc., 2024 Term Loan B, (1 Month SOFR +2.25%)(e)		6.57	10/22/2029	2,500,000	2,510,163
Zelis Payments Buyer, Inc., Amendment No. 5 Term Loan, (1 Month SOFR +3.25%)(e)		7.57	11/26/2031	4,500,000	4,489,988
					106,790,782
Insurance — 4.0%
Acrisure LLC, 2024 Repricing Term Loan B-6, (1 Month SOFR +3.00%)(e)		7.32	11/6/2030	2,595,778	2,597,816
Alliant Holdings Intermediate LLC, New Term Loan B-6, (1 Month SOFR +2.75%)(e)		7.07	9/19/2031	4,190,210	4,188,513
Amynta Agency Borrower, Inc., 2024-1 Refinancing Term Loan, (1-3 Month SOFR +3.00%)(e)		7.29	12/29/2031	2,687,462	2,684,466
Ardonagh Group Finco Pty Ltd., Syndicated Euro Facility Term Loan B, (6 Month EURIBOR +3.63%)(e)	EUR	6.28	2/18/2031	2,000,000	2,088,538
Ardonagh Group Finco Pty Ltd., Syndicated Facility Term Loan B, (1 Month SOFR +3.75%)(e)		8.04	2/18/2031	3,000,000	2,988,120
AssuredPartners, Inc., 2024 Term Loan, (1 Month SOFR +3.50%)(e)		7.82	2/14/2031	2,471,275	2,474,043
Asurion LLC, New Term Loan B-4, (1 Month SOFR +5.36%)(e)		9.69	1/22/2029	1,231,408	1,198,701
Asurion LLC, New Term Loan B-8, (1 Month SOFR +3.36%)(e)		7.69	12/23/2026	6,388,336	6,387,729
Broadstreet Partners, Inc., 2024 Term Loan B, (1 Month SOFR +3.00%)(e)		7.32	6/16/2031	5,665,765	5,671,883
OneDigital Borrower LLC, 2025 Refinancing Term Loan, (1 Month SOFR +3.00%)(e)		7.32	7/2/2031	2,840,958	2,840,362
OneDigital Borrower LLC, Second Lien Initial Term Loan, (1 Month SOFR +5.25%)(e)		9.57	7/2/2032	1,779,000	1,798,275
Sedgwick Claims Management Services, Inc., 2024 Term Loan, (3 Month SOFR +3.00%)(e)		7.31	7/31/2031	3,126,353	3,131,387
					38,049,833
Internet Software & Services — 4.5%
Arches Buyer, Inc., Refinancing Term Loan, (1 Month SOFR +3.35%)(e)		7.67	12/6/2027	3,111,328	3,062,231
Buzz Finco LLC, Initial Term Loan, (1 Month SOFR +2.85%)(e)		7.17	1/29/2027	2,988,247	2,973,934
Cablevision Lightpath LLC, 2025 Refinancing Term Loan, (2 Month SOFR +3.00%)(e)		7.31	11/30/2027	3,413,209	3,413,857
CMI Marketing, Inc., Term Loan B, (1 Month SOFR +4.36%)(e)		8.69	3/23/2028	2,735,825	2,715,306
CNT Holdings I Corp., 2025 Replacement Term Loan, (3 Month SOFR +2.50%)(e)		6.80	11/8/2032	3,453,210	3,448,894
Delivery Hero Finco LLC, Extended Dollar Term Loan, (2 Month SOFR +5.00%)(e)		9.31	12/12/2029	1,751,168	1,767,366
Ion Trading Finance Ltd., Initial Euro Term Loan, (3 Month EURIBOR +4.25%)(e)	EUR	6.93	4/3/2028	1,947,079	2,021,570

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Floating Rate Loan Interests — 88.5% (continued)
Internet Software & Services — 4.5%(continued)
MH Sub I LLC, 2023 May New Term Loan, (1 Month SOFR +4.25%)(e)		8.57	5/3/2028	5,452,609	5,343,884
MH Sub I LLC, Second Lien Term Loan, (1 Month SOFR +6.25%)(e)		10.57	2/23/2029	1,811,000	1,779,117
Proofpoint, Inc., 2024 Refinancing Term Loan, (1 Month SOFR +3.00%)(e)		7.32	8/31/2028	6,541,841	6,565,326
StubHub Holdco Sub LLC, Extended Euro Term Loan B, (1 Month EURIBOR +5.00%)(e)	EUR	7.55	3/15/2030	2,320,000	2,421,694
StubHub Holdco Sub LLC, Extended USD Term Loan B, (1 Month SOFR +4.75%)(e)		9.07	3/15/2030	2,185,717	2,192,089
The Knot Worldwide, Inc., Amendment No. 5 Term Loan, (1 Month SOFR +3.75%)(e)		8.07	1/31/2028	4,120,350	4,146,102
					41,851,370
Materials — 2.8%
Berling Packaging LLC, 2024-2 Replacement Term Loan, (1-3 Month SOFR +3.50%)(e)		7.81	6/9/2031	3,982,552	3,986,415
Charter Next Generation, Inc., 2024 Replacement Term Loan, (1 Month SOFR +3.00%)(e)		7.31	12/2/2030	3,114,551	3,122,337
Clydesdale Acquisition Holdings, Inc., Term Loan B, (1 Month SOFR +3.18%)(e)		7.50	4/13/2029	3,309,770	3,312,137
Crosby US Acquisition Corp., Amendment No. 4 Replacement Term Loan, (1 Month SOFR +3.50%)(e)		7.82	8/16/2029	1,920,649	1,931,980
LABL, Inc., Initial Dollar Term Loan, (1 Month SOFR +5.10%)(e)		9.42	10/30/2028	2,734,787	2,538,798
LABL, Inc., Initial Euro Term Loan, (1 Month EURIBOR +5.00%)(e)	EUR	7.55	10/30/2028	1,480,916	1,397,968
Mauser Packaging Solutions Holding Co., Initial Term Loan, (1 Month SOFR +3.00%)(e)		7.31	4/16/2027	2,545,603	2,552,502
Pregis Topco LLC, First Lien Initial Term Loan, (1 Month SOFR +4.00%)(e)		8.32	7/31/2026	2,572,917	2,585,576
ProAmpac PG Borrower LLC, 2024 Term Loan B, (3 Month SOFR +4.00%)(e)		8.30	9/15/2028	3,400,004	3,407,433
SupplyOne, Inc., Term Loan B, (1 Month SOFR +3.75%)(e)		8.07	4/21/2031	1,950,262	1,964,587
					26,799,733
Media — .8%
CSC Holdings LLC, 2019 September Term Loan, (3 Month SOFR +2.50%)(e)		7.17	4/15/2027	2,709,770	2,560,570
DIRECTV Financing LLC, Closing Date Term Loan, (3 Month SOFR +5.26%)(e)		9.55	8/2/2027	827,678	830,045
Gray Media, Inc., Term Loan F, (1 Month SOFR +5.25%)(e)		9.56	6/4/2029	2,110,952	2,006,608
Sinclair Television Group, Inc., Term Loan B-6, (2 Month SOFR +3.30%)(e)		7.62	12/31/2029	2,432,698	1,935,515
					7,332,738
Metals & Mining — .4%
Arsenal AIC Parent LLC, 2025 Term Loan B, (1 Month SOFR +2.75%)(e)		7.07	8/19/2030	3,471,238	3,480,784
Real Estate — 1.3%
CoreLogic, Inc., First Lien Initial Term Loan, (1 Month SOFR +3.61%)(e)		7.94	6/2/2028	6,739,937	6,726,693
Emeria SASU, Facility Term Loan B, (3 Month EURIBOR +3.50%)(e)	EUR	6.23	3/27/2028	2,000,000	1,947,624
Forest City Enterprises LP, Term Loan B, (1 Month SOFR +3.61%)(e)		7.94	12/8/2025	3,226,181	3,135,252
					11,809,569
Retailing — 2.9%
Foundation Building Materials, Inc., 2024 Incremental Term Loan, (1-3 Month SOFR +4.26%)(e)		8.55	1/29/2031	3,063,355	2,924,646
Gulfside Supply, Inc., Initial Term Loan, (3 Month SOFR +3.00%)(e)		7.33	6/17/2031	2,431,949	2,430,210
Lakeshore Learning Materials LLC, Initial Term Loan, (1 Month SOFR +3.61%)(e)		7.94	10/2/2028	1,842,020	1,801,266
MITER Brands Acquisition Holdco, Inc., 2024 Incremental Term Loan, (1 Month SOFR +3.00%)(e)		7.32	3/28/2031	1,649,549	1,655,364
Peer Holding III BV, Facility Term Loan B-4, (3 Month SOFR +3.25%)(e)		7.58	10/28/2030	1,985,000	1,992,444
Peer Holding III BV, Facility Term Loan B-5, (3 Month SOFR +3.00%)(e)		7.33	7/1/2031	3,000,000	3,010,320
PetSmart LLC, Initial Term Loan, (1 Month SOFR +3.85%)(e)		8.17	2/14/2028	2,493,540	2,487,743
RH, Initial Term Loan, (1 Month SOFR +2.61%)(e)		6.93	10/20/2028	3,115,445	3,075,941

Statement of Investments (Unaudited) (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Floating Rate Loan Interests — 88.5% (continued)
Retailing — 2.9%(continued)
Specialty Building Products Holdings LLC, Initial Term Loan, (1 Month SOFR +3.85%)(e)		8.17	10/16/2028	2,493,590	2,478,790
Staples, Inc., Closing Date Term Loan, (3 Month SOFR +5.75%)(e)		10.04	9/10/2029	2,607,696	2,459,383
White Cap Supply Holdings LLC, Tranche Term Loan C, (1 Month SOFR +3.25%)(e)		7.57	10/31/2029	2,587,515	2,582,663
					26,898,770
Semiconductors & Semiconductor Equipment — 1.1%
Altar Bidco, Inc., Initial Term Loan, (3 Month SOFR +3.10%)(e)		7.25	2/1/2029	2,392,676	2,391,012
Icon Parent, Inc., Initial Term Loan, (2 Month SOFR +3.00%)(e)		7.32	11/13/2031	1,360,000	1,358,062
Icon Parent, Inc., Initial Term Loan, (2 Month SOFR +5.00%)(e)		9.32	11/15/2032	1,218,500	1,237,917
MKS Instruments, Inc., 2025-1 Dollar Term Loan B, (1 Month SOFR +2.00%)(e),(h)		6.32	8/17/2029	2,714,404	2,722,887
TIC Bidco Ltd., Facility Euro Delayed Draw Term Loan 2, (3 Month SOFR +4.00%)(e),(g)	EUR	4.00	6/16/2031	281,690	294,426
TIC Bidco Ltd., Facility Term Loan B-2, (3 Month EURIBOR +4.00%)(e)	EUR	6.87	6/16/2031	2,218,310	2,318,607
					10,322,911
Technology Hardware & Equipment — 3.0%
Clover Holdings 2 LLC, Initial Floating Rate Term Loan, (3 Month SOFR +4.00%)(e)		8.43	12/9/2031	3,465,157	3,471,672
Cubic Corp., First Lien Term Loan C, (3 Month SOFR +4.51%)(e)		8.82	5/25/2028	44	29
Indy US Bidco LLC, Eleventh Amendment Term Loan, (1 Month SOFR +3.50%)(e)		7.82	3/6/2028	5,482,450	5,483,602
McAfee Corp., Refinancing Tranche Term Loan B-1, (1 Month SOFR +3.00%)(e)		7.31	3/1/2029	3,039,843	3,037,183
Peraton Corp., First Lien Term Loan B, (1 Month SOFR +3.85%)(e)		8.17	2/1/2028	7,155,957	6,495,140
Sandisk Corp., Term Loan B, (3 Month SOFR +3.00%)(e)		7.33	2/23/2032	4,383,000	4,311,776
Vericast Corp., 2024 Extended Term Loan, (6 Month SOFR +7.75%)(e)		12.03	6/15/2030	927,447	889,422
X Corp., Tranche Term Loan B-3, (9 Month SOFR FLAT)(e)		9.50	10/29/2029	4,565,861	4,668,593
					28,357,417
Telecommunication Services — 4.0%
Altice France SA, USD Term Loan B-14, (3 Month SOFR +5.50%)(e)		9.80	8/31/2028	4,322,750	3,890,475
CommScope LLC, Initial Term Loan, (1 Month SOFR +5.50%)(e)		9.81	12/17/2029	2,554,000	2,615,053
Consolidated Communications, Inc., Term Loan B-1, (1 Month SOFR +3.61%)(e)		7.94	10/4/2027	4,273,000	4,264,198
Crown Subsea Communications Holding, Inc., 2024 Term Loan, (1 Month SOFR +4.00%)(e)		8.31	1/30/2031	2,241,815	2,256,174
Frontier Communications Holdings LLC, 2025 Term Loan B, (6 Month SOFR +2.50%)(e)		6.79	7/1/2031	1,995,000	2,007,469
Level 3 Financing, Inc., Term Loan B-1, (1 Month SOFR +6.56%)(e)		10.88	4/16/2029	1,948,000	1,971,269
Level 3 Financing, Inc., Term Loan B-2, (1 Month SOFR +6.56%)(e)		10.88	4/15/2030	780,000	789,325
Lumen Technologies, Inc., Term Loan B-1, (1 Month SOFR +2.46%)(e)		6.79	4/16/2029	5,247,632	4,951,823
Lumen Technologies, Inc., Term Loan B-2, (1 Month SOFR +2.46%)(e)		6.79	4/15/2030	3,165,571	2,977,647
Odido Holding BV, Facility Term Loan B-2, (1 Month EURIBOR +3.15%)(e)	EUR	5.83	3/29/2029	2,000,000	2,084,555
Windstream Services LLC, 2024 Term Loan, (1 Month SOFR +4.85%)(e)		9.17	10/6/2031	3,237,000	3,257,231
Zayo Group Holdings, Inc., 2022 Incremental Term Loan, (1 Month SOFR +4.25%)(e)		8.56	3/9/2027	2,516,000	2,433,764
Zayo Group Holdings, Inc., Initial Dollar Term Loan, (1 Month SOFR +3.11%)(e)		7.44	3/9/2027	4,638,659	4,445,784
					37,944,767
Transportation — .9%
Patriot Rail Co. LLC, First Lien Term Loan B, (1 Month SOFR +3.00%)(e)		3.00	2/26/2032	2,208,000	2,216,280
PODS LLC, Term Loan, (3 Month SOFR +3.26%)(e)		7.55	3/31/2028	3,395,587	2,959,933
Stonepeak Nile Parent LLC, Term Loan B, (1 Month SOFR +2.75%)(e)		2.75	2/3/2032	3,217,667	3,211,135
					8,387,348

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Floating Rate Loan Interests — 88.5% (continued)
Utilities — 2.9%
Cogentrix Finance Holdco I LLC, Term Loan, (1 Month SOFR +2.75%)(e)	2.75	2/13/2032	4,144,286	4,143,768
Compass Power Generation LLC, Tranche Term Loan B-3, (1 Month SOFR +3.75%)(e)	8.07	4/16/2029	2,814,619	2,824,738
Cornerstone Generation LLC, Term Loan B, (1 Month SOFR +3.25%)(e)	3.25	10/28/2031	4,454,000	4,473,486
Eastern Power LLC, Term Loan B, (1 Month SOFR +5.25%)(e)	9.57	4/3/2028	1,853,700	1,853,264
Edgewater Generation LLC, 2025 Refinancing Term Loan, (1 Month SOFR +3.00%)(e),(h)	7.32	8/1/2030	1,795,256	1,803,488
EFS Cogen Holdings I LLC, Advance Term Loan B, (3 Month SOFR +3.50%)(e)	7.81	10/3/2031	3,387,975	3,396,445
Hamilton Projects Acquiror LLC, First Lien Initial Term Loan, (1 Month SOFR +3.00%)(e)	7.32	5/30/2031	2,717,704	2,727,678
Invenergy Thermal Operating I LLC, Term Loan B, (1 Month SOFR +3.75%)(e)	8.09	8/14/2029	1,445,046	1,457,690
Invenergy Thermal Operating I LLC, Term Loan C, (1 Month SOFR +3.86%)(e)	8.20	8/14/2029	140,816	142,048
Potomac Energy Center LLC, Advance Term Loan, (3 Month SOFR +6.26%)(e)	10.59	9/30/2026	2,728,024	2,741,664
South Field Energy LLC, Term Loan B, (3 Month SOFR +3.75%)(e)	8.08	8/29/2031	1,854,043	1,855,980
South Field Energy LLC, Term Loan C, (3 Month SOFR +3.75%)(e)	8.08	8/29/2031	115,578	115,699
				27,535,948
Total Floating Rate Loan Interests (cost $829,297,719)				831,957,285

	Shares
Exchange-Traded Funds — 1.6%
Registered Investment Companies — 1.6%
Invesco Senior Loan ETF	118,818	2,490,425
iShares 10+ Year Investment Grade Corporate Bond ETF	23,650	1,211,117
iShares 1-5 Year Investment Grade Corporate Bond ETF	44,185	2,313,085
iShares 5-10 Year Investment Grade Corporate Bond ETF	57,285	3,018,919
iShares iBoxx $ Investment Grade Corporate Bond ETF(d)	30,790	3,374,892
SPDR Blackstone Senior Loan ETF	59,622	2,486,237
Total Exchange-Traded Funds (cost $14,721,918)		14,894,675

	1-Day Yield (%)
Investment Companies — 9.0%
Registered Investment Companies — 9.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(i) (cost $85,232,995)	4.43	85,232,995	85,232,995
Investment of Cash Collateral for Securities Loaned — .4%
Registered Investment Companies — .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(i) (cost $3,905,732)	4.43	3,905,732	3,905,732
Total Investments (cost $985,943,486)		105.1%	988,957,075
Liabilities, Less Cash and Receivables		(5.1%)	(48,344,478)
Net Assets		100.0%	940,612,597

ETF—Exchange-Traded Fund
EUR—Euro
EURIBOR—Euro Interbank Offered Rate
GBP—British Pound

Statement of Investments (Unaudited) (continued)
PIK—Payment In Kind
SOFR—Secured Overnight Financing Rate
SPDR—Standard & Poor’s Depository Receipt
TSFR—Term Secured Overnight Financing Rate Reference Rates
USD—United States Dollar

(a)	Amount stated in U.S. Dollars unless otherwise noted above.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2025, these securities amounted to $48,857,262 or 5.2% of net assets.

(c)	Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.
(d)
Security, or portion thereof, on loan. At February 28, 2025, the value of the fund’s securities on loan was $3,815,135 and the value of the collateral was
$3,905,732, consisting of cash collateral. In addition, the value of collateral may include pending sales that are also on loan.

(e)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(f)	Payment-in-kind security and interest may be paid in additional par.
(g)	Investment, or portion of investment, represents an unfunded floating note loan interest outstanding.
(h)	Security purchased on a when-issued or delayed basis for which the fund has not taken delivery as of February 28, 2025.
(i)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 8/31/2024	Purchases ($)†	Sales ($)	Value ($) 2/28/2025	Dividends/ Distributions ($)
Registered Investment Companies - 9.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 9.0%	39,657,162	316,157,414	(270,581,581)	85,232,995	1,915,668
Investment of Cash Collateral for Securities Loaned - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .4%	10,009,867	53,178,935	(59,283,070)	3,905,732	51,666††
Total - 9.4%	49,667,029	369,336,349	(329,864,651)	89,138,727	1,967,334

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation ($)
Citigroup Global Markets, Inc.
United States Dollar	2,338,238	British Pound	1,850,000	3/27/2025	11,258
United States Dollar	81,906,685	Euro	78,110,000	3/27/2025	768,755
Gross Unrealized Appreciation					780,013
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2025 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $3,815,135)—Note 1(c):
Unaffiliated issuers	896,804,759	899,818,348
Affiliated issuers	89,138,727	89,138,727
Cash denominated in foreign currency	7,301,262	7,210,960
Receivable for investment securities sold		71,378,728
Dividends, interest and securities lending income receivable		5,608,213
Receivable for shares of Common Stock subscribed		1,218,118
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		780,013
Prepaid expenses		62,593
		1,075,215,700
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		498,624
Cash overdraft due to Custodian		73,087
Payable for investment securities purchased		126,663,967
Liability for securities on loan—Note 1(c)		3,905,732
Payable for shares of Common Stock redeemed		3,297,701
Directors’ fees and expenses payable		27,286
Other accrued expenses		136,706
		134,603,103
Net Assets ($)		940,612,597
Composition of Net Assets ($):
Paid-in capital		1,063,966,892
Total distributable earnings (loss)		(123,354,295)
Net Assets ($)		940,612,597

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	39,848,694	1,400,447	392,941,540	506,421,916
Shares Outstanding	3,563,831	125,374	35,262,406	45,497,808
Net Asset Value Per Share ($)	11.18	11.17	11.14	11.13
See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended February 28, 2025 (Unaudited)

Investment Income ($):
Income:
Interest	36,688,874
Dividends:
Unaffiliated issuers	673,286
Affiliated issuers	1,915,668
Affiliated income net of rebates from securities lending—Note 1(c)	51,665
Total Income	39,329,493
Expenses:
Management fee—Note 3(a)	2,854,164
Shareholder servicing costs—Note 3(c)	98,590
Loan commitment fees—Note 2	85,589
Professional fees	79,096
Registration fees	64,228
Directors’ fees and expenses—Note 3(d)	49,560
Chief Compliance Officer fees—Note 3(c)	13,601
Prospectus and shareholders’ reports	11,414
Distribution Plan fees—Note 3(b)	3,849
Custodian fees—Note 3(c)	1,908
Miscellaneous	51,516
Total Expenses	3,313,515
Less—reduction in expenses due to undertaking—Note 3(a)	(449)
Net Expenses	3,313,066
Net Investment Income	36,016,427
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(507,661)
Net realized gain (loss) on forward foreign currency exchange contracts	4,064,479
Net Realized Gain (Loss)	3,556,818
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(6,019,666)
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	895,655
Net Change in Unrealized Appreciation (Depreciation)	(5,124,011)
Net Realized and Unrealized Gain (Loss) on Investments	(1,567,193)
Net Increase in Net Assets Resulting from Operations	34,449,234
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024

Operations ($):
Net investment income	36,016,427	76,272,000
Net realized gain (loss) on investments	3,556,818	(94,917)
Net change in unrealized appreciation (depreciation) on investments	(5,124,011)	7,668,784
Net Increase (Decrease) in Net Assets Resulting from Operations	34,449,234	83,845,867
Distributions ($):
Distributions to shareholders:
Class A	(1,555,904)	(1,368,104)
Class C	(35,463)	(76,980)
Class I	(11,357,993)	(19,112,275)
Class Y	(22,785,827)	(54,447,586)
Total Distributions	(35,735,187)	(75,004,945)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	41,773,376	31,884,984
Class C	771,262	408,675
Class I	281,499,212	238,511,033
Class Y	46,180,789	175,847,462
Distributions reinvested:
Class A	1,492,368	1,330,702
Class C	32,255	69,596
Class I	11,303,419	19,024,070
Class Y	6,505,417	15,540,892
Cost of shares redeemed:
Class A	(38,949,153)	(10,935,736)
Class C	(383,433)	(220,671)
Class I	(105,395,246)	(191,232,952)
Class Y	(118,261,408)	(235,543,405)
Increase (Decrease) in Net Assets from Capital Stock Transactions	126,568,858	44,684,650
Total Increase (Decrease) in Net Assets	125,282,905	53,525,572
Net Assets ($):
Beginning of Period	815,329,692	761,804,120
End of Period	940,612,597	815,329,692

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024

Capital Share Transactions (Shares):
Class A(a),(b)
Shares sold	3,739,529	2,864,351
Shares issued for distributions reinvested	134,014	120,292
Shares redeemed	(3,487,716)	(986,083)
Net Increase (Decrease) in Shares Outstanding	385,827	1,998,560
Class C(a)
Shares sold	69,039	36,893
Shares issued for distributions reinvested	2,898	6,298
Shares redeemed	(34,338)	(19,813)
Net Increase (Decrease) in Shares Outstanding	37,599	23,378
Class I(b)
Shares sold	25,273,900	21,611,481
Shares issued for distributions reinvested	1,018,302	1,725,298
Shares redeemed	(9,463,143)	(17,285,274)
Net Increase (Decrease) in Shares Outstanding	16,829,059	6,051,505
Class Y(b)
Shares sold	4,152,172	15,906,115
Shares issued for distributions reinvested	587,000	1,412,390
Shares redeemed	(10,630,003)	(21,318,736)
Net Increase (Decrease) in Shares Outstanding	(5,890,831)	(4,000,231)

(a)
During the period ended February 28, 2025, 18 Class C shares representing $198 were automatically converted to 18 Class A shares and during the period ended
August 31, 2024, 83 Class C shares representing $919 were automatically converted to 83 Class A shares.

(b)
During the period ended February 28, 2025, 4,764 Class I shares representing $52,834 were exchanged for 4,747 Class A shares, 54,297 Class Y shares representing $601,909 were exchanged for 54,054 Class A shares and 438,719 Class Y shares representing $4,879,918 were exchanged for 438,219 Class I shares.
During the period ended August 31, 2024, 58,465 Class I shares representing $650,421 were exchanged for 58,297 Class A shares, 19,831 Class Y shares representing $218,533 were exchanged for 19,741 Class A shares and 1,418,904 Class Y shares representing $15,689,035 were exchanged for 1,416,981 Class I shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
Class A Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	11.20	11.08	10.97	11.50	11.16	11.64
Investment Operations:
Net investment income(a)	.44	.99	.83	.45	.46	.55
Net realized and unrealized gain (loss) on investments	(.02 )	.14	.10	(.54 )	.33	(.48 )
Total from Investment Operations	.42	1.13	.93	(.09 )	.79	.07
Distributions:
Dividends from net investment income	(.44 )	(1.01)	(.82 )	(.44 )	(.45 )	(.55 )
Net asset value, end of period	11.18	11.20	11.08	10.97	11.50	11.16
Total Return (%)(b)	3.87 (c)	10.69	8.97	(.83 )	7.18	.69
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.01 (d),(e)	1.03 (d)	1.04	1.06	1.10	1.19
Ratio of net expenses to average net assets	1.01 (d),(e)	1.03 (d),(f)	1.02 (f),(g)	1.03 (g)	1.04 (g)	1.04 (g)
Ratio of net investment income to average net assets	7.93 (d),(e)	9.17 (d),(f)	7.77 (f),(g)	4.05 (g)	4.01 (g)	4.74 (g)
Portfolio Turnover Rate	73.17 (c)	94.55	91.95	59.58	81.57	93.27
Net Assets, end of period ($ x 1,000)	39,849	35,588	13,068	20,367	17,093	6,634

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	Amounts do not include the expenses of the underlying funds.
(e)	Annualized.
(f)	Amount inclusive of reductions in fees due to earnings credits.
(g)	Amount inclusive of reductions in expenses pursuant to undertaking.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
Class C Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	11.19	11.07	10.96	11.49	11.15	11.63
Investment Operations:
Net investment income(a)	.40	.94	.79	.36	.36	.44
Net realized and unrealized gain (loss) on investments	(.02 )	.10	.06	(.53 )	.34	(.45 )
Total from Investment Operations	.38	1.04	.85	(.17 )	.70	(.01 )
Distributions:
Dividends from net investment income	(.40 )	(.92 )	(.74 )	(.36 )	(.36 )	(.47 )
Net asset value, end of period	11.17	11.19	11.07	10.96	11.49	11.15
Total Return (%)(b)	3.47 (c)	9.86	8.15	(1.54)	6.36	(.05 )
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.86 (d),(e)	1.85 (d)	1.88	1.89	1.94	1.84
Ratio of net expenses to average net assets(f)	1.77 (d),(e)	1.78 (d),(g)	1.77 (g)	1.78	1.79	1.79
Ratio of net investment income to average net assets(f)	7.20 (d),(e)	8.41 (d),(g)	7.20 (g)	3.30	3.26	3.94
Portfolio Turnover Rate	73.17 (c)	94.55	91.95	59.58	81.57	93.27
Net Assets, end of period ($ x 1,000)	1,400	982	713	765	451	808

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	Amounts do not include the expenses of the underlying funds.
(e)	Annualized.
(f)	Amount inclusive of reductions in expenses pursuant to undertaking.
(g)	Amount inclusive of reductions in fees due to earnings credits.
See notes to financial statements.

	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
Class I Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	11.16	11.05	10.94	11.47	11.14	11.62
Investment Operations:
Net investment income(a)	.45	1.08	.87	.48	.48	.54
Net realized and unrealized gain (loss) on investments	(.01 )	.07	.09	(.54 )	.33	(.44 )
Total from Investment Operations	.44	1.15	.96	(.06 )	.81	.10
Distributions:
Dividends from net investment income	(.46 )	(1.04)	(.85 )	(.47 )	(.48 )	(.58 )
Net asset value, end of period	11.14	11.16	11.05	10.94	11.47	11.14
Total Return (%)	4.03 (b)	10.92	9.25	(.56 )	7.38	1.06
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.76 (c),(d)	.76 (c)	.77	.82	.86	.85
Ratio of net expenses to average net assets	.76 (c),(d)	.76 (c),(e)	.77 (e)	.78 (f)	.79 (f)	.79 (f)
Ratio of net investment income to average net assets	8.17 (c),(d)	9.44 (c),(e)	8.11 (e)	4.30 (f)	4.26 (f)	4.90 (f)
Portfolio Turnover Rate	73.17 (b)	94.55	91.95	59.58	81.57	93.27
Net Assets, end of period ($ x 1,000)	392,942	205,785	136,816	144,274	105,019	70,716

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Amounts do not include the expenses of the underlying funds.
(d)	Annualized.
(e)	Amount inclusive of reductions in fees due to earnings credits.
(f)	Amount inclusive of reductions in expenses pursuant to undertaking.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
Class Y Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	11.15	11.03	10.93	11.45	11.12	11.60
Investment Operations:
Net investment income(a)	.46	1.05	.89	.49	.49	.55
Net realized and unrealized gain (loss) on investments	(.02 )	.11	.06	(.54 )	.32	(.44 )
Total from Investment Operations	.44	1.16	.95	(.05 )	.81	.11
Distributions:
Dividends from net investment income	(.46 )	(1.04)	(.85 )	(.47 )	(.48 )	(.59 )
Net asset value, end of period	11.13	11.15	11.03	10.93	11.45	11.12
Total Return (%)	4.04 (b)	10.94	9.31	(.45 )	7.44	1.03
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.73 (c),(d)	.74 (c)	.73	.73	.75	.75
Ratio of net expenses to average net assets	.73 (c),(d)	.74 (c),(e)	.73 (e)	.73	.75	.75
Ratio of net investment income to average net assets	8.24 (c),(d)	9.45 (c),(e)	8.19 (e)	4.35	4.30	4.95
Portfolio Turnover Rate	73.17 (b)	94.55	91.95	59.58	81.57	93.27
Net Assets, end of period ($ x 1,000)	506,422	572,975	611,207	685,544	629,495	578,055

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Amounts do not include the expenses of the underlying funds.
(d)	Annualized.
(e)	Amount inclusive of reductions in fees due to earnings credits.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
BNY Mellon Floating Rate Income Fund (the “fund”) is a separate diversified series of BNY Mellon Investment Funds IV, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek high current income. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. The Adviser has engaged Alcentra NY, LLC (the “Sub-Adviser”) to serve as the sub-adviser to the fund, pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser. As sub-adviser to the fund, the Sub-Adviser, subject to the Adviser’s supervision, provides day-to-day management of the fund’s investments. The Sub-Adviser, located at 9 West 57th Street, Suite 4920, New York, NY 10019, is a registered investment adviser specializing in sub-investment grade corporate credit investment strategies. The Sub-Adviser is a subsidiary of Franklin Resources, Inc., a global investment management organization operating as Franklin Templeton (“Franklin Templeton”). Franklin Templeton, through its specialist investment managers, offers boutique specialization on a global scale, bringing extensive capabilities in fixed income, equity, alternatives, and multi-asset solutions.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 500 million shares of $.001 par value of Common Stock. The fund currently has authorized four classes of shares: Class A (75 million shares authorized), Class C (75 million shares authorized), Class I (75 million shares authorized) and Class Y (275 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
As of February 28, 2025, MBC Investments Corporation, an indirect subsidiary of BNY, held 8,000 Class C shares of the fund.
The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in debt securities, floating rate loan interests and other securities, excluding short-term investments (other than U.S. Treasury Bills) and forward foreign currency exchange contracts (“forward contracts”), are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.
Investments in exchange-traded funds are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a Service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The following is a summary of the inputs used as of February 28, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Loan Obligations	—	15,221,229	—	15,221,229
Corporate Bonds and Notes	—	37,745,159	—	37,745,159
Exchange-Traded Funds	14,894,675	—	—	14,894,675
Floating Rate Loan Interests	—	831,957,285	—	831,957,285
Investment Companies	89,138,727	—	—	89,138,727
	104,033,402	884,923,673	—	988,957,075
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	—	780,013	—	780,013
	—	780,013	—	780,013

†	See Statement of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Foreign currency transactions: The  fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended February 28, 2025, BNY earned $7,044 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Liabilities. As of February 28, 2025, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
	Assets ($)	Liabilities ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	3,815,135	-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(3,815,135)†	-
Net amount	-	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Interest Rate Risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund’s investments in these securities to decline. Interest rates in the United States have recently been rising. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund’s investments in new securities may be at lower yields and may reduce the fund’s income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. Unlike investment grade bonds, however, the prices of high yield (“junk”) bonds may fluctuate unpredictably and not necessarily inversely with changes in interest rates.
Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund.
High Yield Securities Risk: High yield (“junk”) securities involve greater credit risk, including the risk of default, than investment grade securities, and are considered predominantly speculative with respect to the issuer’s ability to make principal and interest payments. These securities are especially sensitive to adverse changes in general economic conditions, to changes in the financial condition of their issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, issuers of below investment grade securities may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Floating Rate Loan Risk: Unlike publicly-traded common stocks which trade on national exchanges, there is no central market or exchange for loans to trade. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. The secondary market for floating rate loans also may be subject to irregular trading activity and wide bid/ask spreads. The lack of an active trading market for certain floating rate loans may impair the ability of the fund to realize full value in the event of the need to sell a floating rate loan and may make it difficult to value such loans. There may be less readily available, reliable information about certain floating rate loans than is the case for many other types of securities, and the fund’s portfolio managers may be required to rely primarily on their own evaluation of a borrower’s credit quality rather than on any available independent sources. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the issuer’s obligations in the event of non-payment of scheduled interest or principal or may be difficult to readily liquidate. In the event of the bankruptcy of a borrower, the fund could experience delays or limitations imposed by bankruptcy or other insolvency laws with respect to its ability to realize the benefits of the collateral securing a loan. The floating rate loans in which the fund invests typically will be below investment grade quality and, like other below investment grade securities, are inherently speculative. As a result, the risks associated with such floating rate loans are similar to the risks of below investment grade securities, although senior loans are typically senior and secured in contrast to other below investment grade securities, which are often subordinated and unsecured.
Subordinated Securities Risk: Holders of securities that are subordinated or “junior” to more senior securities of an issuer are entitled to payment after holders of more senior securities of the issuer. Subordinated securities are more likely to suffer a credit loss than nonsubordinated securities of the same issuer, any loss incurred by the subordinated securities is likely to be proportionately greater, and any recovery of interest or principal may take more time. As a result, even a perceived decline in creditworthiness of the issuer is likely to have a greater impact on the market value of these securities. Subordinated loans generally have greater price volatility than senior loans and may be less liquid.
Loan Valuation Risk: Because there may be a lack of centralized information and trading for certain loans in which the fund may invest, reliable market value quotations may not be readily available for such loans and their valuation may require more research than for securities with a more developed secondary market.
(f) Dividends and distributions to shareholders:  Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
On February 28, 2025, the Board declared a cash dividend of $.064, $.059, $.067 and $.067 per share from net investment income for Class A, Class C, Class I and Class Y shares, respectively, payable on March 3, 2025 to shareholders of record as of the close of business on February 28, 2025. The ex-dividend date was March 3, 2025.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended February 28, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2025, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended August 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The fund has an unused capital loss carryover of $138,768,554 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2024. The fund has $28,647,244 of short-term capital losses and $110,121,310 of long-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2024 were as follows: ordinary income $75,004,945. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
(h) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus.  The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments, the management of the Adviser, comprising Senior Management and Directors. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders.  Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Statement of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is in an amount equal to $120 million and is available only to the BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 28, 2025, the fund did not borrow under either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .65% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from September 1, 2024 through December 31, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .75% of the value of the fund’s average daily net assets. On or after December 31, 2025, the Adviser may terminate this expense limitation at any time. The reduction in expenses, pursuant to the undertaking, amounted to $449 during the period ended February 28, 2025.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser serves as the fund’s sub-adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated with the Adviser or are wholly-owned subsidiaries (as defined under the Act) of the Adviser’s ultimate parent company, BNY, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-advisory fee paid by the Adviser to any unaffiliated sub-adviser in the aggregate with other unaffiliated sub-advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a sub-adviser that is a wholly-owned subsidiary of BNY in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any sub-adviser and recommend the hiring, termination, and replacement of any sub-adviser to the Board.
During the period ended February 28, 2025, the Distributor retained $311 from commissions earned on sales of the fund’s Class A shares and $109 and $1,009 from CDSC fees on redemptions of the fund’s Class A and Class C shares, respectively.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended February 28, 2025, Class C shares were charged $3,849 pursuant to the Distribution Plan.
(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 28, 2025, Class A and Class C shares were charged $48,907 and $1,283, respectively, pursuant to the Shareholder Services Plan.
Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan and Shareholder Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 28, 2025, the fund was charged $3,037 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 28, 2025, the fund was charged $1,908 pursuant to the custody agreement.
During the period ended February 28, 2025, the fund was charged $13,601 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $479,553, Distribution Plan fees of $720, Shareholder Services Plan fees of $8,269, Custodian fees of $1,852, Chief Compliance Officer fees of $5,580 and Transfer Agent fees of $2,650.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and derivatives, during the period ended February 28, 2025, amounted to $741,102,793 and $623,994,187, respectively.
Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
The fund may enter into certain credit agreements all or a portion of which may be unfunded. The fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Statement of Investments. At February 28, 2025, the fund had sufficient cash and/or securities to cover these commitments.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”)

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
with its over-the counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. The fund’s derivative transactions are subject to a value-at-risk leverage limit and certain reporting and other requirements pursuant to a derivatives risk management program adopted by the fund.
Each type of derivative instrument that was held by the fund during the period ended February 28, 2025 is discussed below.
Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at February 28, 2025 are set forth in the Statement of Investments.
The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Fair value of derivative instruments as of February 28, 2025 is shown below:
	Derivative Assets ($)		Derivative Liabilities ($)
Foreign Exchange Risk	780,013 (1)	Foreign Exchange Risk	-
Gross fair value of derivative contracts	780,013		-

Statement of Assets and Liabilities location:
(1)	Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
The effect of derivative instruments in the Statement of Operations during the period ended February 28, 2025 is shown below:
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Forward Contracts(1)	Total
Foreign Exchange	4,064,479	4,064,479
Total	4,064,479	4,064,479

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Forward Contracts(2)	Total
Foreign Exchange	895,655	895,655
Total	895,655	895,655

Statement of Operations location:
(1)	Net realized gain (loss) on forward foreign currency exchange contracts.
(2)	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.
At February 28, 2025, derivative assets and liabilities (by type) on a gross basis are as follows:
Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	780,013	-
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	780,013	-
Derivatives not subject to Master Agreements	-	-
Total gross amount of assets and liabilities subject to Master Agreements	780,013	-
The following table presents derivative assets net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of February 28, 2025:
Counterparty	Gross Amount of Assets ($)(1)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Received ($)(2)	Net Amount of Assets ($)
Citigroup Global Markets, Inc.	780,013	-	(480,000)	300,013

(1)	Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
(2)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to over collateralization.
The following table summarizes the monthly average market value of derivatives outstanding during the period ended February 28, 2025:
Average Market Value ($)
Forward Contracts:
Forward Contracts Purchased in USD	480,020
Forward Contracts Sold in USD	77,918,054
At February 28, 2025, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $3,793,602, consisting of $9,866,765 gross unrealized appreciation and $6,073,163 gross unrealized depreciation.
At February 28, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Directors fees paid by the fund are within Item 7. Statement of Operations as Directors’ fees and expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Directors (the “Board”) held on February 26-27, 2025, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, and the Sub-Investment Advisory Agreement (together with the Management Agreement, the “Agreements”), pursuant to which Alcentra NY, LLC (the “Sub-Adviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class Y shares with the performance of a group of institutional loan participation funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional loan participation funds (the “Performance Universe”), all for various periods ended December 31, 2024, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all institutional loan participation funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was above the Performance Group and the Performance Universe medians, and ranked in the first quartile, for all periods. The Board noted that the fund had a five star overall rating from Morningstar and a five star rating for each of the one-, three- and five-year periods and a four star rating for the ten-year period from Morningstar based on Morningstar’s risk-adjusted return measure.
Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
The Board considered that the fund’s contractual management fee was slightly higher than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and higher than the Expense Universe median actual management fee, and the fund’s total expenses were higher than the Expense Group median and slightly higher than the Expense Universe median total expenses.
Representatives of the Adviser stated that the Adviser has contractually agreed, until December 31, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed ..75% of the value of the fund’s average daily net assets.
Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund or separate accounts and/or other types of client portfolios advised by the Adviser or the Sub-Adviser that are considered to have similar investment strategies and policies as the fund.
The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since the Adviser, and not the fund, pays the Sub-Adviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Sub-Adviser’s profitability to be materially relevant to its deliberations. Representatives of the Adviser stated that, as a result of shared and allocated costs among funds in the BNY fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.
At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are satisfactory and appropriate.
●The Board was satisfied with the fund’s performance.
●The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

© 2025 BNY Mellon Securities Corporation
Code-6240NCSRSA0225

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no materials changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Investment Funds IV, Inc.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: April 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: April 21, 2025

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: April 21, 2025

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)